Gain on Sale of Assets - Summary of Gain (Loss) on Sale of Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Gross sale price	$ 16,930	$ 107,084	$ 0
Gain/(loss)	$ 0	11,579	$ 0
Paraskevi
Property, Plant and Equipment [Line Items]
Gross sale price		7,300
Gain/(loss)		(551)
Vassos
Property, Plant and Equipment [Line Items]
Gross sale price		8,650
Gain/(loss)		(1,074)
Pedhoulas Builder
Property, Plant and Equipment [Line Items]
Gross sale price		22,500
Gain/(loss)		(1,775)
Pedhoulas Farmer
Property, Plant and Equipment [Line Items]
Gross sale price		22,000
Gain/(loss)		189
Maria
Property, Plant and Equipment [Line Items]
Gross sale price		12,000
Gain/(loss)		3,843
Koulitsa
Property, Plant and Equipment [Line Items]
Gross sale price		13,600
Gain/(loss)		5,748
Pedhoulas Fighter
Property, Plant and Equipment [Line Items]
Gross sale price		23,700
Gain/(loss)		$ 5,199